OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 30,571	$ 32,590	$ 23,677
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 73,492	$ 79,196	$ 52,574